Abacus FCF International Leaders ETF (formerly, FCF International Quality ETF)
Schedule of Investments
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 7.5%
Auto Trader Group PLC (a)	62,250	$673,615
Deutsche Telekom AG	47,757	1,445,183
Focus Media Information Technology Co. Ltd. - Class A	240,800	243,654
Hellenic Telecommunications Organization SA	5,822	96,070
Koninklijke KPN NV	158,236	618,431
Kuaishou Technology (a)(b)	31,536	186,196
Meituan - Class B (a)(b)	15,250	358,000
NetEase, Inc. - ADR (c)	10,951	881,665
Pearson PLC	33,322	489,612
REA Group Ltd.	3,968	592,564
Tele2 AB - Class B	18,113	189,808
Telenor ASA	13,466	165,384
Telstra Group Ltd.	211,747	532,318
Universal Music Group NV	13,079	328,351
		6,800,851

Consumer Discretionary - 22.1%
adidas AG	1,896	452,484
Amadeus IT Group SA	8,251	597,736
ANTA Sports Products Ltd.	24,774	264,340
Aristocrat Leisure Ltd.	6,482	262,432
Avolta AG	9,914	392,174
Brunello Cucinelli SpA	1,231	121,583
Bunzl PLC	11,125	489,459
Chongqing Changan Automobile Co. Ltd. - Class A	69,500	129,611
Chow Tai Fook Jewellery Group Ltd.	404,229	382,697
Cie Financiere Richemont SA	2,986	433,438
Cie Generale des Etablissements Michelin SCA	17,604	594,568
CTS Eventim AG & Co. KGaA	10,617	1,113,865
D'ieteren Group	2,210	477,179
Evolution AB (a)	3,082	290,712
Fast Retailing Co. Ltd.	1,360	443,249
Ferguson Enterprises, Inc. (c)	2,747	540,445
Ferrari NV (c)	1,109	527,751
Games Workshop Group PLC	1,537	237,035
Geberit AG	1,107	693,261
Gildan Activewear, Inc.	4,044	197,909
Gree Electric Appliances, Inc. of Zhuhai - Class A	168,200	1,028,255
H & M Hennes & Mauritz AB - Class B	49,044	728,441
Industria de Diseno Textil SA	23,302	1,325,633
InterContinental Hotels Group PLC	9,442	1,042,428
JD Sports Fashion PLC	95,803	153,182
Kia Corp.	3,083	205,310
La Francaise des Jeux SAEM (a)	11,788	502,124
Lululemon Athletica, Inc. (b)(c)	2,826	841,865
Midea Group Co. Ltd. - Class A	48,200	483,785
Moncler SpA	6,504	360,386
Next PLC	6,613	834,811
OPAP SA	25,733	438,899
Pandora AS	4,883	736,250
PDD Holdings, Inc. - ADR (b)(c)	15,140	1,825,733
Wesfarmers Ltd.	20,317	899,573
		20,048,603

Consumer Staples - 8.1%
B&M European Value Retail SA	65,686	328,295
Carlsberg AS - Class B	4,682	515,462
Chongqing Brewery Co. Ltd. - Class A	13,742	112,089
Clicks Group Ltd.	25,786	550,443
Colruyt Group NV	6,653	310,458
Dollarama, Inc.	20,905	2,175,405
Henan Shuanghui Investment & Development Co. Ltd. - Class A	45,000	157,343
Imperial Brands PLC	26,444	796,880
Loblaw Cos. Ltd.	3,678	465,023
New Hope Liuhe Co. Ltd. - Class A (b)	129,800	178,949
President Chain Store Corp.	22,949	211,297
Unilever PLC	25,652	1,564,550
		7,366,194

Energy - 5.4%
Canadian Natural Resources Ltd.	49,107	1,669,994
Cenovus Energy, Inc.	26,690	429,194
Gaztransport Et Technigaz SA	1,293	187,622
Imperial Oil Ltd.	8,665	646,600
MEG Energy Corp.	39,483	721,688
Petroleo Brasileiro SA - ADR	51,889	697,907
Suncor Energy, Inc.	16,292	615,009
		4,968,014

Financials - 6.4%
Admiral Group PLC	18,025	595,937
Capitec Bank Holdings Ltd.	3,569	641,888
Computershare Ltd.	29,229	507,434
Experian PLC	23,864	1,162,244
FinecoBank Banca Fineco SpA	23,709	378,718
Hargreaves Lansdown PLC	37,381	524,429
Medibank Pvt Ltd.	207,059	489,192
Partners Group Holding AG	518	715,620
Singapore Exchange Ltd.	64,186	551,693
Wise PLC - Class A (b)	28,939	263,448
		5,830,603

Health Care - 13.9%
Amplifon SpA	11,640	325,398
AstraZeneca PLC	5,802	826,100
BioNTech SE - ADR (b)	2,615	295,757
Demant AS (b)	8,303	304,624
Genmab AS (b)	1,630	364,731
GSK PLC	75,155	1,349,460
Ipsen SA	3,704	450,848
Lifco AB - Class B (b)	15,888	472,708
Novartis AG	16,895	1,835,158
Novo Nordisk AS - Class B	24,789	2,758,410
Recordati Industria Chimica e Farmaceutica SpA	4,782	271,004
Roche Holding AG	676	229,521
Roche Holding AG	8,074	2,504,805
Sonova Holding AG	1,754	640,219
		12,628,743

Industrials - 14.2%
ABB Ltd.	14,057	779,724
Air Canada (b)	16,163	219,051
Atlas Copco AB - Class B	17,934	260,142
Bureau Veritas SA	16,119	509,171
China CSSC Holdings Ltd. - Class A	40,000	206,587
Dassault Aviation SA	1,470	296,293
Grupo Aeroportuario del Centro Norte SAB de CV	3,861	32,201
Hanwha Aerospace Co. Ltd.	1,821	485,600
Hanwha Industrial Solutions Co. Ltd. (b)	2,017	61,826
Indutrade AB	13,342	361,395
Intertek Group PLC	10,083	604,314
Knorr-Bremse AG	3,217	264,546
Kongsberg Gruppen ASA	2,959	307,999
Kuehne + Nagel International AG	1,605	400,716
NARI Technology Co. Ltd. - Class A	37,300	136,082
Recruit Holdings Co. Ltd.	11,296	708,732
RELX PLC	41,177	1,890,217
Rolls-Royce Holdings PLC (b)	81,453	562,332
Safran SA	2,463	556,722
Schindler Holding AG	2,482	722,569
SGS SA	7,209	763,851
Singapore Airlines Ltd.	119,955	586,830
Voltronic Power Technology Corp.	1,298	86,290
Wartsila OYJ Abp	34,345	654,151
Wolters Kluwer NV	8,606	1,448,172
		12,905,513

Materials - 7.0%
Aluminum Corp. of China Ltd. - Class A	267,267	286,586
BHP Group Ltd.	77,723	2,181,009
EMS-Chemie Holding AG	290	223,155
Evraz PLC (b)(d)	49,526	0
Fortescue Ltd.	67,626	853,152
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	136,300	342,682
Qinghai Salt Lake Industry Co. Ltd. - Class A (b)	141,300	356,246
Shaanxi Coal Industry Co. Ltd. - Class A	105,853	367,142
Southern Copper Corp.	1,653	181,086
Syensqo SA	13,916	1,075,189
Tenaris SA	28,735	473,379
		6,339,626

Technology - 12.5%
Accenture PLC - Class A	6,244	2,153,056
Accton Technology Corp.	9,485	163,412
CGI, Inc. (b)	12,853	1,423,814
Check Point Software Technologies Ltd. (b)	5,777	1,000,634
Constellation Software, Inc.	397	1,197,270
Infosys Ltd. - ADR (c)	66,741	1,395,554
Logitech International SA	10,398	852,021
MediaTek, Inc.	9,257	372,707
Monday.com Ltd. (b)	1,891	555,708
Nemetschek SE	4,682	506,483
Nomura Research Institute Ltd.	6,837	206,631
Sage Group PLC	34,202	427,525
Temenos AG	5,266	364,360
Trend Micro, Inc.	2,865	152,188
Xero Ltd. (b)	5,813	571,916
		11,343,279

Utilities - 0.6%
Verbund AG - Class A	6,743	551,569
TOTAL COMMON STOCKS (Cost $84,672,602)		88,782,995

PREFERRED STOCKS - 0.4%
Materials - 0.4%
FUCHS SE	7,457	347,328
TOTAL PREFERRED STOCKS (Cost $333,734)		347,328

WARRANTS - 0.0%(e)
Technology - 0.0%(e)
Constellation Software, Inc. (b)(d)	438	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 4.9%
Investments Purchased with Proceeds from Securities Lending - 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (f)	4,393,401	4,393,401
TOTAL SHORT-TERM INVESTMENTS (Cost $4,393,401)		4,393,401

TOTAL INVESTMENTS - 103.0% (Cost $89,399,737)		93,523,724
Money Market Deposit Account - 1.2% (g)		1,119,224
Liabilities in Excess of Other Assets - (4.2)%		(3,846,296)
TOTAL NET ASSETS - 100.0%		$90,796,652

Percentages are stated as a percent of net assets.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $2,010,647 or 2.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $4,272,021 which represented 4.7% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of October 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.45%.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Abacus FCF International Leaders ETF (formerly, FCF International Quality ETF) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$88,782,995	$–	$–	(a)	$88,782,995
Preferred Stocks	347,328	–	–		347,328
Warrants	–	–	–	(a)	–	(a)
Investments Purchased with Proceeds from Securities Lending (b)	–	–	–		4,393,401
Total Investments	$89,130,323	$–	$–	(a)	$93,523,724

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,393,401 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Abacus FCF International Leaders ETF (formerly, FCF International Quality ETF)
Level 3 Reconciliation Disclosure
October 31, 2024 (Unaudited)
	Common Stocks		Warrants		Total
Balance as of July 31, 2024	$-	*	$-	*	$-
Change in unrealized appreciation/(depreciation)	-	**	-		-
Balance as of October 31, 2024	$-		$-		$-

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at October 31, 2024	$-

The Level 3 investments as of October 31, 2024 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

* Security valued at fair value using methods determined in good faith by or at the direction of the Fund's valuation designee. Value determined using significant unobservable inputs. At October 31, 2024, the fair value of this security represented less than 0.05% of net assets.

** Russia's invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the
Russia-related sanctioned security held by the Fund has been reduced to zero.

Allocation of Portfolio Holdings by Country as of October 31, 2024 (Unaudited)
(% of Net Assets)
United Kingdom	$13,653,629	15.0%
Switzerland	11,550,592	12.7
Canada	10,602,823	11.7
Australia	6,317,674	7.0
China	5,719,212	6.3
Ireland	5,141,033	5.7
Denmark	4,679,477	5.2
Germany	4,425,645	4.9
France	3,097,348	3.4
Netherlands	2,394,954	2.6
Sweden	2,303,206	2.5
Italy	1,984,840	2.2
Spain	1,923,369	2.1
Belgium	1,862,826	2.1
Israel	1,556,342	1.7
Japan	1,510,800	1.7
India	1,395,554	1.5
South Africa	1,192,331	1.3
Singapore	1,138,523	1.3
Taiwan	833,706	0.9
South Korea	752,736	0.8
United States	721,531	0.8
Brazil	697,907	0.8
Finland	654,151	0.7
New Zealand	571,916	0.6
Austria	551,569	0.6
Greece	534,969	0.6
Norway	473,383	0.5
Luxembourg	473,379	0.5
Hong Kong	382,697	0.4
Mexico	32,201	0.0
Investments Purchased with Proceeds from Securities Lending	4,393,401	4.9
Money Market Deposit Account	1,119,224	1.2
Liabilities in Excess of Other Assets	(3,846,296)	(4.2)
	$90,796,652	100.0%